Quarterly Holdings Report
for
Fidelity® Mid Cap Growth Index Fund
March 31, 2024
MCG-NPRT3-0524
1.9896345.104
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc.	33,362	872,750
Entertainment - 1.9%
Live Nation Entertainment, Inc. (a)	10,280	1,087,316
Playtika Holding Corp.	5,628	39,677
Roblox Corp. (a)	136,652	5,217,373
Roku, Inc. Class A (a)	4,515	294,243
Spotify Technology SA (a)	40,765	10,757,884
TKO Group Holdings, Inc.	17,959	1,551,837
		18,948,330
Interactive Media & Services - 0.9%
Match Group, Inc. (a)	71,047	2,577,585
Pinterest, Inc. Class A (a)	170,171	5,899,829
Zoominfo Technologies, Inc. (a)	45,215	724,796
		9,202,210
Media - 1.3%
Cable One, Inc. (b)	116	49,083
Liberty Broadband Corp.:
Class A (a)	994	56,777
Class C (a)	7,009	401,125
Nexstar Media Group, Inc. Class A	3,219	554,602
The Trade Desk, Inc. (a)	128,152	11,203,048
		12,264,635
TOTAL COMMUNICATION SERVICES		41,287,925
CONSUMER DISCRETIONARY - 13.8%
Broadline Retail - 0.8%
Coupang, Inc. Class A (a)	318,576	5,667,467
eBay, Inc.	9,357	493,862
Etsy, Inc. (a)	19,429	1,335,161
Ollie's Bargain Outlet Holdings, Inc. (a)	5,752	457,687
		7,954,177
Distributors - 0.5%
Pool Corp.	11,045	4,456,658
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (a)	2,064	233,975
Grand Canyon Education, Inc. (a)	2,416	329,083
H&R Block, Inc.	27,028	1,327,345
Service Corp. International	15,184	1,126,805
		3,017,208
Hotels, Restaurants & Leisure - 6.3%
Caesars Entertainment, Inc. (a)	24,453	1,069,574
Cava Group, Inc. (b)	10,804	756,820
Choice Hotels International, Inc.	8,576	1,083,578
Churchill Downs, Inc.	20,667	2,557,541
Darden Restaurants, Inc.	16,185	2,705,323
Domino's Pizza, Inc.	10,154	5,045,320
Doordash, Inc. (a)	70,594	9,722,206
Draftkings Holdings, Inc. (a)	121,535	5,518,904
Expedia Group, Inc. (a)	28,302	3,898,601
Hilton Worldwide Holdings, Inc.	33,185	7,078,692
Norwegian Cruise Line Holdings Ltd. (a)(b)	29,611	619,758
Planet Fitness, Inc. (a)	11,817	740,099
Royal Caribbean Cruises Ltd. (a)	20,484	2,847,481
Texas Roadhouse, Inc. Class A	19,431	3,001,507
Travel+Leisure Co.	9,281	454,398
Vail Resorts, Inc.	1,084	241,548
Wendy's Co.	48,891	921,106
Wingstop, Inc.	8,544	3,130,522
Wyndham Hotels & Resorts, Inc.	1,671	128,249
Wynn Resorts Ltd.	1,838	187,899
Yum! Brands, Inc.	71,593	9,926,369
		61,635,495
Household Durables - 0.1%
NVR, Inc. (a)	75	607,497
Tempur Sealy International, Inc.	9,844	559,336
TopBuild Corp. (a)	597	263,116
		1,429,949
Leisure Products - 0.2%
Brunswick Corp.	1,590	153,467
Peloton Interactive, Inc. Class A (a)(b)	97,667	418,503
Polaris, Inc.	1,382	138,366
YETI Holdings, Inc. (a)(b)	25,175	970,496
		1,680,832
Specialty Retail - 4.6%
Best Buy Co., Inc.	7,666	628,842
Burlington Stores, Inc. (a)	18,782	4,360,993
CarMax, Inc. (a)	2,566	223,524
Dick's Sporting Goods, Inc.	1,209	271,856
Five Below, Inc. (a)	15,926	2,888,658
Floor & Decor Holdings, Inc. Class A (a)(b)	30,251	3,921,135
Murphy U.S.A., Inc.	5,357	2,245,654
RH (a)	739	257,364
Ross Stores, Inc.	89,692	13,163,198
Tractor Supply Co.	31,423	8,224,028
Ulta Beauty, Inc. (a)	14,101	7,373,131
Valvoline, Inc. (a)	9,887	440,664
Victoria's Secret & Co. (a)(b)	9,983	193,471
Wayfair LLC Class A (a)(b)	8,552	580,510
Williams-Sonoma, Inc. (b)	2,390	758,897
		45,531,925
Textiles, Apparel & Luxury Goods - 1.0%
Birkenstock Holding PLC (b)	2,093	98,894
Crocs, Inc. (a)	17,266	2,482,851
Deckers Outdoor Corp. (a)	7,437	7,000,151
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,755	168,771
Tapestry, Inc.	4,247	201,648
		9,952,315
TOTAL CONSUMER DISCRETIONARY		135,658,559
CONSUMER STAPLES - 2.8%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)	2,524	768,356
Brown-Forman Corp.:
Class A	11,399	603,577
Class B (non-vtg.)	41,853	2,160,452
Celsius Holdings, Inc. (a)	41,754	3,462,242
		6,994,627
Consumer Staples Distribution & Retail - 0.4%
Albertsons Companies, Inc.	10,446	223,962
BJ's Wholesale Club Holdings, Inc. (a)	13,376	1,011,894
Casey's General Stores, Inc.	1,559	496,464
Maplebear, Inc. (NASDAQ)	4,265	159,042
Performance Food Group Co. (a)	20,930	1,562,215
		3,453,577
Food Products - 0.5%
Freshpet, Inc. (a)	3,463	401,223
Lamb Weston Holdings, Inc.	39,889	4,249,375
		4,650,598
Household Products - 1.2%
Church & Dwight Co., Inc.	63,643	6,638,601
The Clorox Co.	35,958	5,505,529
		12,144,130
TOTAL CONSUMER STAPLES		27,242,932
ENERGY - 3.8%
Energy Equipment & Services - 0.2%
Halliburton Co.	52,512	2,070,023
Oil, Gas & Consumable Fuels - 3.6%
Antero Midstream GP LP	32,923	462,897
APA Corp.	77,860	2,676,827
Cheniere Energy, Inc.	69,689	11,239,442
Hess Corp.	45,099	6,883,911
New Fortress Energy, Inc. (b)	18,822	575,765
ONEOK, Inc.	9,305	745,982
Ovintiv, Inc.	33,054	1,715,503
Targa Resources Corp.	64,271	7,197,709
Texas Pacific Land Corp.	5,378	3,111,227
		34,609,263
TOTAL ENERGY		36,679,286
FINANCIALS - 11.0%
Banks - 0.6%
First Citizens Bancshares, Inc.	344	562,440
Nu Holdings Ltd. (a)	465,611	5,554,739
		6,117,179
Capital Markets - 4.9%
Ameriprise Financial, Inc.	29,136	12,774,388
Ares Management Corp.	48,588	6,461,232
Blue Owl Capital, Inc. Class A	19,753	372,542
FactSet Research Systems, Inc.	11,157	5,069,629
Houlihan Lokey	1,088	139,471
KKR & Co. LP	47,467	4,774,231
LPL Financial	21,910	5,788,622
MarketAxess Holdings, Inc.	10,768	2,360,884
Morningstar, Inc.	7,471	2,303,832
MSCI, Inc.	11,166	6,257,985
TPG, Inc.	6,023	269,228
Tradeweb Markets, Inc. Class A	11,575	1,205,768
XP, Inc. Class A	7,790	199,891
		47,977,703
Consumer Finance - 0.0%
SLM Corp.	25,098	546,885
Financial Services - 4.0%
Apollo Global Management, Inc.	151,723	17,061,251
Block, Inc. Class A (a)	59,665	5,046,466
Corpay, Inc. (a)	19,006	5,864,111
Equitable Holdings, Inc.	97,953	3,723,194
Euronet Worldwide, Inc. (a)	6,339	696,846
Jack Henry & Associates, Inc.	6,701	1,164,165
Rocket Companies, Inc. (a)(b)	12,334	179,460
Shift4 Payments, Inc. (a)(b)	15,580	1,029,371
The Western Union Co.	15,513	216,872
Toast, Inc. (a)(b)	106,584	2,656,073
UWM Holdings Corp. Class A	9,732	70,654
WEX, Inc. (a)	5,691	1,351,783
		39,060,246
Insurance - 1.5%
Arch Capital Group Ltd. (a)	14,662	1,355,355
Arthur J. Gallagher & Co.	3,490	872,640
Brighthouse Financial, Inc. (a)	1,895	97,668
Brown & Brown, Inc.	26,881	2,353,163
Everest Re Group Ltd.	1,681	668,198
Kinsale Capital Group, Inc.	6,344	3,328,951
Lincoln National Corp.	4,580	146,239
Primerica, Inc.	6,566	1,660,935
RenaissanceRe Holdings Ltd.	3,982	935,889
RLI Corp.	2,586	383,943
Ryan Specialty Group Holdings, Inc.	27,997	1,553,834
Willis Towers Watson PLC	3,758	1,033,450
		14,390,265
TOTAL FINANCIALS		108,092,278
HEALTH CARE - 18.3%
Biotechnology - 2.8%
Alnylam Pharmaceuticals, Inc. (a)	29,269	4,374,252
Apellis Pharmaceuticals, Inc. (a)	29,372	1,726,486
BioMarin Pharmaceutical, Inc. (a)	6,419	560,635
Exact Sciences Corp. (a)	18,010	1,243,771
Exelixis, Inc. (a)	65,867	1,563,024
Incyte Corp. (a)	39,547	2,252,993
Ionis Pharmaceuticals, Inc. (a)(b)	35,631	1,544,604
Natera, Inc. (a)	31,628	2,892,697
Neurocrine Biosciences, Inc. (a)	28,092	3,874,449
Repligen Corp. (a)	7,133	1,311,901
Roivant Sciences Ltd. (a)	99,980	1,053,789
Sarepta Therapeutics, Inc. (a)	25,999	3,365,831
Ultragenyx Pharmaceutical, Inc. (a)	22,839	1,066,353
		26,830,785
Health Care Equipment & Supplies - 5.9%
Align Technology, Inc. (a)	22,199	7,279,496
DexCom, Inc. (a)	112,480	15,600,976
Globus Medical, Inc. (a)(b)	9,782	524,706
IDEXX Laboratories, Inc. (a)	23,948	12,930,244
Inspire Medical Systems, Inc. (a)	8,469	1,819,057
Insulet Corp. (a)	20,150	3,453,710
Masimo Corp. (a)	12,544	1,842,086
Novocure Ltd. (a)	30,517	476,981
Penumbra, Inc. (a)	10,543	2,352,987
ResMed, Inc.	42,219	8,360,629
Shockwave Medical, Inc. (a)	10,539	3,431,815
Tandem Diabetes Care, Inc. (a)	2,530	89,587
		58,162,274
Health Care Providers & Services - 2.5%
agilon health, Inc. (a)(b)	75,386	459,855
Cardinal Health, Inc.	36,722	4,109,192
Cencora, Inc.	48,894	11,880,753
Chemed Corp.	3,050	1,957,887
DaVita, Inc. (a)	15,695	2,166,695
Encompass Health Corp.	1,951	161,114
Molina Healthcare, Inc. (a)	9,137	3,753,754
		24,489,250
Health Care Technology - 1.1%
Certara, Inc. (a)	12,607	225,413
Doximity, Inc. (a)	14,303	384,894
Veeva Systems, Inc. Class A (a)	42,112	9,756,929
		10,367,236
Life Sciences Tools & Services - 5.9%
10X Genomics, Inc. (a)	26,680	1,001,300
Agilent Technologies, Inc.	69,088	10,052,995
Bio-Techne Corp.	42,657	3,002,626
Bruker Corp.	29,107	2,734,312
ICON PLC (a)	3,530	1,185,904
Illumina, Inc. (a)	13,701	1,881,421
IQVIA Holdings, Inc. (a)	49,052	12,404,760
Maravai LifeSciences Holdings, Inc. (a)	18,438	159,857
Medpace Holdings, Inc. (a)	6,771	2,736,500
Mettler-Toledo International, Inc. (a)	6,223	8,284,618
Sotera Health Co. (a)	25,350	304,454
Waters Corp. (a)	17,026	5,860,860
West Pharmaceutical Services, Inc.	21,519	8,515,283
		58,124,890
Pharmaceuticals - 0.1%
Jazz Pharmaceuticals PLC (a)	9,190	1,106,660
TOTAL HEALTH CARE		179,081,095
INDUSTRIALS - 20.0%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)	20,464	6,402,776
BWX Technologies, Inc.	4,539	465,792
HEICO Corp.	11,822	2,258,002
HEICO Corp. Class A	21,233	3,268,608
Spirit AeroSystems Holdings, Inc. Class A (a)	3,451	124,478
TransDigm Group, Inc.	2,604	3,207,086
		15,726,742
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	26,031	1,982,000
Expeditors International of Washington, Inc.	5,681	690,639
		2,672,639
Building Products - 1.7%
A.O. Smith Corp.	3,770	337,264
Advanced Drain Systems, Inc.	19,462	3,352,135
Allegion PLC	23,595	3,178,482
Armstrong World Industries, Inc.	3,721	462,223
Trane Technologies PLC	19,536	5,864,707
Trex Co., Inc. (a)	31,564	3,148,509
		16,343,320
Commercial Services & Supplies - 3.8%
Cintas Corp.	22,427	15,408,022
Copart, Inc.	249,521	14,452,256
MSA Safety, Inc.	1,813	350,979
RB Global, Inc.	40,391	3,076,582
Rollins, Inc.	74,204	3,433,419
Tetra Tech, Inc.	2,788	514,971
		37,236,229
Construction & Engineering - 0.5%
EMCOR Group, Inc.	4,665	1,633,683
Quanta Services, Inc.	10,993	2,855,981
Valmont Industries, Inc.	398	90,855
Willscot Mobile Mini Holdings (a)	13,645	634,493
		5,215,012
Electrical Equipment - 1.4%
ChargePoint Holdings, Inc. Class A (a)(b)	103,530	196,707
Hubbell, Inc. Class B	7,102	2,947,685
Rockwell Automation, Inc.	33,415	9,734,792
Vertiv Holdings Co.	7,284	594,884
		13,474,068
Ground Transportation - 1.8%
Avis Budget Group, Inc. (b)	1,856	227,286
J.B. Hunt Transport Services, Inc.	4,714	939,265
Landstar System, Inc.	8,273	1,594,703
Lyft, Inc. (a)	101,530	1,964,606
Old Dominion Freight Lines, Inc.	53,413	11,714,005
Saia, Inc. (a)	850	497,250
U-Haul Holding Co. (a)(b)	1,053	71,120
U-Haul Holding Co. (non-vtg.)	10,989	732,747
		17,740,982
Machinery - 1.2%
Allison Transmission Holdings, Inc.	2,510	203,712
Donaldson Co., Inc.	14,603	1,090,552
Graco, Inc.	19,866	1,856,676
IDEX Corp.	1,781	434,600
Lincoln Electric Holdings, Inc.	15,168	3,874,514
Otis Worldwide Corp.	7,093	704,122
Toro Co.	30,254	2,772,174
Xylem, Inc.	8,205	1,060,414
		11,996,764
Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)	70,040	1,075,114
Delta Air Lines, Inc.	9,523	455,866
		1,530,980
Professional Services - 4.7%
Booz Allen Hamilton Holding Corp. Class A	37,264	5,531,468
Broadridge Financial Solutions, Inc.	28,488	5,836,052
Dayforce, Inc. (a)(b)	3,727	246,765
Equifax, Inc.	24,520	6,559,590
FTI Consulting, Inc. (a)	1,791	376,629
Genpact Ltd.	12,820	422,419
KBR, Inc.	14,158	901,298
Paychex, Inc.	93,712	11,507,834
Paycom Software, Inc.	15,015	2,988,135
Paycor HCM, Inc. (a)(b)	8,560	166,406
Paylocity Holding Corp. (a)	12,207	2,097,895
Verisk Analytics, Inc.	41,494	9,781,381
		46,415,872
Trading Companies & Distributors - 2.9%
Fastenal Co.	124,372	9,594,056
Ferguson PLC	3,207	700,505
SiteOne Landscape Supply, Inc. (a)	4,159	725,953
United Rentals, Inc.	4,033	2,908,237
W.W. Grainger, Inc.	12,843	13,065,184
Watsco, Inc. (b)	2,435	1,051,847
		28,045,782
TOTAL INDUSTRIALS		196,398,390
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 0.0%
Ubiquiti, Inc.	1,019	118,051
Electronic Equipment, Instruments & Components - 2.6%
Amphenol Corp. Class A	85,300	9,839,355
CDW Corp.	37,024	9,469,999
Jabil, Inc.	22,765	3,049,372
Keysight Technologies, Inc. (a)	12,979	2,029,656
Vontier Corp.	15,286	693,373
Zebra Technologies Corp. Class A (a)	2,678	807,256
		25,889,011
IT Services - 3.7%
Cloudflare, Inc. (a)	85,463	8,275,382
EPAM Systems, Inc. (a)	16,164	4,463,850
Gartner, Inc. (a)	21,976	10,475,300
Globant SA (a)	11,982	2,419,166
GoDaddy, Inc. (a)	24,808	2,944,213
MongoDB, Inc. Class A (a)	19,682	7,058,752
Okta, Inc. (a)	2,851	298,272
Twilio, Inc. Class A (a)	8,122	496,660
VeriSign, Inc. (a)	1,371	259,818
		36,691,413
Semiconductors & Semiconductor Equipment - 3.4%
Allegro MicroSystems LLC (a)(b)	21,785	587,324
Enphase Energy, Inc. (a)	38,693	4,681,079
Entegris, Inc.	2,262	317,901
Lattice Semiconductor Corp. (a)(b)	39,597	3,097,673
Microchip Technology, Inc.	110,154	9,881,915
Monolithic Power Systems, Inc.	13,362	9,051,686
Teradyne, Inc.	37,324	4,211,267
Universal Display Corp.	6,137	1,033,778
		32,862,623
Software - 11.8%
ANSYS, Inc. (a)	20,820	7,227,871
AppLovin Corp. (a)	15,005	1,038,646
Bentley Systems, Inc. Class B	52,412	2,736,955
Confluent, Inc. (a)	55,677	1,699,262
Crowdstrike Holdings, Inc. (a)	62,074	19,900,298
Datadog, Inc. Class A (a)	80,993	10,010,735
DocuSign, Inc. (a)	58,800	3,501,540
DoubleVerify Holdings, Inc. (a)	40,881	1,437,376
Dropbox, Inc. Class A (a)	65,939	1,602,318
Dynatrace, Inc. (a)	75,059	3,485,740
Elastic NV (a)	23,338	2,339,401
Fair Isaac Corp. (a)	7,046	8,804,752
Five9, Inc. (a)	20,998	1,304,186
Gen Digital, Inc.	25,122	562,733
GitLab, Inc. (a)	26,421	1,540,873
HashiCorp, Inc. (a)	19,335	521,078
HubSpot, Inc. (a)	13,478	8,444,776
Informatica, Inc. (a)	1,006	35,210
Manhattan Associates, Inc. (a)	17,914	4,482,620
nCino, Inc. (a)(b)	1,836	68,630
Nutanix, Inc. Class A (a)	17,163	1,059,300
Palantir Technologies, Inc. (a)	559,908	12,883,483
Pegasystems, Inc.	12,184	787,574
Procore Technologies, Inc. (a)	23,130	1,900,592
PTC, Inc. (a)	17,419	3,291,146
RingCentral, Inc. (a)	24,293	843,939
SentinelOne, Inc. (a)	9,322	217,296
Smartsheet, Inc. (a)	37,179	1,431,392
Teradata Corp. (a)	28,242	1,092,118
Tyler Technologies, Inc. (a)	9,149	3,888,416
UiPath, Inc. Class A (a)	84,827	1,923,028
Unity Software, Inc. (a)(b)	33,345	890,312
Zscaler, Inc. (a)	25,731	4,956,563
		115,910,159
Technology Hardware, Storage & Peripherals - 0.8%
HP, Inc.	51,255	1,548,926
NetApp, Inc.	23,835	2,501,960
Pure Storage, Inc. Class A (a)	65,571	3,409,036
		7,459,922
TOTAL INFORMATION TECHNOLOGY		218,931,179
MATERIALS - 1.3%
Chemicals - 0.5%
Axalta Coating Systems Ltd. (a)	6,862	235,984
FMC Corp.	5,419	345,190
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	40,996	47,555
PPG Industries, Inc.	17,133	2,482,572
RPM International, Inc.	7,061	839,906
The Scotts Miracle-Gro Co. Class A (b)	12,153	906,492
		4,857,699
Construction Materials - 0.4%
Eagle Materials, Inc.	6,524	1,772,897
Vulcan Materials Co.	8,475	2,312,997
		4,085,894
Containers & Packaging - 0.4%
Ardagh Metal Packaging SA	38,961	133,636
Avery Dennison Corp.	7,722	1,723,937
Graphic Packaging Holding Co. (b)	47,344	1,381,498
Sealed Air Corp.	23,105	859,506
		4,098,577
TOTAL MATERIALS		13,042,170
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Equity Lifestyle Properties, Inc.	16,888	1,087,587
Iron Mountain, Inc.	41,678	3,342,992
Lamar Advertising Co. Class A	19,474	2,325,390
SBA Communications Corp. Class A	3,154	683,472
Simon Property Group, Inc.	20,572	3,219,312
Sun Communities, Inc.	7,788	1,001,381
UDR, Inc.	5,331	199,433
		11,859,567
Real Estate Management & Development - 0.5%
CoStar Group, Inc. (a)	50,550	4,883,130
TOTAL REAL ESTATE		16,742,697
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	118,643	2,127,269
Vistra Corp.	29,894	2,082,117
		4,209,386
TOTAL COMMON STOCKS (Cost $750,148,910)		977,365,897

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (d) (Cost $99,244)	100,000	99,242

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	17,140,344	17,143,772
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	18,389,136	18,390,975
TOTAL MONEY MARKET FUNDS (Cost $35,534,747)		35,534,747

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $785,782,901)	1,012,999,886
NET OTHER ASSETS (LIABILITIES) - (3.2)% (g)	(31,712,747)
NET ASSETS - 100.0%	981,287,139

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	8	Jun 2024	2,461,920	78,616	78,616

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,242.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $71,889 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,930,833	222,599,228	207,386,289	149,570	-	-	17,143,772	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	25,697,964	127,512,810	134,819,799	36,198	-	-	18,390,975	0.1%
Total	27,628,797	350,112,038	342,206,088	185,768	-	-	35,534,747

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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